SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2016	Sep. 30, 2015
Cash, FDIC insured amount	$ 1,504,400		$ 1,504,400		$ 68,200
Allowance for doubtful accounts	1,200		1,200		1,200	$ 1,200
Depreciation and amortization			18,100	$ 2,700	7,200	7,600
Accounts payable consists of trade payables	401,700	$ 405,700	401,700	405,700	219,200	536,400
Accrued compensation	436,200		436,200		436,200	226,100
Deferred revenue	45,900		45,900		45,900	45,900
Advertising expense			4,500	45,000	148,600	24,000
Net gain (loss) on derivative liabilities					34,600	162,800
Net gain (loss) on extinguishment of debt				(2,337,400)	572,300	(630,000)
Derivative liabilities					0	833,000
Write-backs of accounts payable					$ 306,700	21,900
Description of collection terms					These were for long held-debts which have been in dispute and there has been no collection activity for five years.
Intellectual Property [Member]
Useful life			10 years		10 years
Depreciation and amortization			$ 11,300	9,200	$ 10,200	8,100
Acquired intellectual property			21,200		21,200
Amortization expense			1,100	1,100	2,100	2,100
Two managers [Member]
Accrued compensation	125,400		125,400		125,400
Two officers [Member]
Accrued compensation	186,200		186,200		186,200
Robin L. Smith [Member]
Accrued compensation	250,000		250,000		250,000
Furniture and Equipment [Member]
Depreciation and amortization			18,100	2,700	7,200	7,600
Accumulated depreciation and amortization	95,100	$ 74,900	$ 95,100	$ 74,900	$ 76,900	$ 82,600
Furniture and Equipment [Member] | Minimum [Member]
Useful life			3 years		3 years
Furniture and Equipment [Member] | Maximum [Member]
Useful life			10 years		10 years
Computer Software development [Member]
Capitalized software development costs	$ 82,000		$ 82,000		$ 78,400
Amortization expense			$ 13,400		$ 2,200